New York Life Insurance Company 51 Madison Avenue New York, NY 10010 Phone: (212)-576-7558 Fax: (212) 447-0569 E-Mail: Charles_a_whites@newyorklife.com www.newyorklife.com
Charles A. Whites, Jr. Associate General Counsel

VIA EDGAR

May 4, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   New York Life Insurance and Annuity Corporation

Variable	Annuity Separate Account – II
File	Nos. 033-53344 and 811-07282

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 11, 2012 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 11, 2012.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.